Calvert
Moderate Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 101.5%(1)

Security	Shares	Value
Equity Funds — 67.3%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	74,776	$ 1,826,780
Calvert Small-Cap Fund, Class R6	194,050	5,978,691
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	637,039	24,060,954
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,161,362	64,943,344
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	881,844	66,200,013
Calvert US Large-Cap Value Responsible Index Fund, Class R6	777,388	26,594,442
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	90,885	3,948,064
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	234,609	19,615,661
Calvert Focused Value Fund, Class R6	36,273	442,527
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,035,943	16,036,394
Calvert Emerging Markets Equity Fund, Class R6	327,628	7,519,065
Calvert International Equity Fund, Class R6	790,297	21,282,705
Calvert International Opportunities Fund, Class R6	255,743	4,565,009
		$263,013,649
Income Funds — 34.2%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	529,330	$7,929,370
Calvert Floating-Rate Advantage Fund, Class R6	902,403	7,832,854
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,821,197	56,553,718
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,288,149	36,564,629
Calvert High Yield Bond Fund, Class R6	279,097	6,946,730
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,609,642	$ 16,015,934
Calvert Short Duration Income Fund, Class R6	657	10,490
Calvert Ultra-Short Duration Income Fund, Class R6	197,059	1,956,799
		$133,810,524
Total Mutual Funds (identified cost $320,756,243)		$396,824,173

Short-Term Investments — 0.0%†

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,593	$ 3,593
Total Short-Term Investments (identified cost $3,593)		$ 3,593
Total Investments — 101.5% (identified cost $320,759,836)		$396,827,766

Other Assets, Less Liabilities — (1.5)%	$ (5,944,243)
Net Assets — 100.0%	$390,883,523

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	18	Long	3/20/26	$2,080,688	$(29,283)
U.S. Ultra-Long Treasury Bond	23	Long	3/20/26	2,714,000	(62,574)
					$(91,857)
During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Moderate Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $396,827,766, which represents 101.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$55,838,186	$ 640,965	$ —	$ —	$ 74,567	$ 56,553,718	$ 640,971	$ —	3,821,197
Core Bond Fund, Class I	25,428,963	11,136,311	—	—	(645)	36,564,629	309,229	—	2,288,149
Emerging Markets Advancement Fund, Class I	14,024,035	1,590,237	—	—	422,122	16,036,394	486,874	—	1,035,943
Emerging Markets Equity Fund, Class R6	7,023,791	172,557	—	—	322,717	7,519,065	172,556	—	327,628
Equity Fund, Class R6	19,458,882	3,071,924	—	—	(2,915,145)	19,615,661	74,251	2,997,673	234,609
Flexible Bond Fund, Class R6	11,727,931	137,071	(3,946,133)	(7,128)	17,629	7,929,370	137,070	—	529,330
Floating-Rate Advantage Fund, Class R6	7,765,888	120,603	—	—	(53,637)	7,832,854	120,603	—	902,403
Focused Value Fund, Class R6	20,784,317	1,192,810	(21,631,965)	3,833,973	(3,736,608)	442,527	247,683	945,127	36,273
High Yield Bond Fund, Class R6	8,781,188	122,388	(1,962,116)	(60,088)	65,358	6,946,730	122,388	—	279,097
International Equity Fund, Class R6	21,711,904	1,135,490	(1,546,462)	504,896	(523,123)	21,282,705	264,170	871,320	790,297
International Opportunities Fund, Class R6	10,710,286	156,582	(6,000,000)	707,810	(1,009,669)	4,565,009	156,582	—	255,743
International Responsible Index Fund, Class R6	22,771,251	807,730	—	—	481,973	24,060,954	807,730	—	637,039
Liquidity Fund, Institutional Class(1)	4,333,425	640,892	(4,970,724)	—	—	3,593	10,835	—	3,593
Mortgage Access Fund, Class I	15,727,262	241,271	—	—	47,401	16,015,934	241,273	—	1,609,642
Short Duration Income Fund, Class R6	3,904,432	36,238	(3,927,720)	49,515	(51,975)	10,490	36,238	—	657
Small/Mid-Cap Fund, Class I	1,878,437	74,527	—	—	(126,184)	1,826,780	3,016	71,511	74,776
Small-Cap Fund, Class R6	9,512,604	1,076,157	(3,388,999)	(217,007)	(1,004,064)	5,978,691	39,000	1,037,157	194,050
Ultra-Short Duration Income Fund, Class R6	1,932,344	20,534	—	—	3,921	1,956,799	20,534	—	197,059

Calvert
Moderate Allocation Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Core Responsible Index Fund, Class R6	$ 64,441,363	$ 3,448,341	$ (1,561,143)	$ 29,826	$ (1,415,043)	$ 64,943,344	$ 617,680	$ 2,830,660	1,161,362
US Large-Cap Growth Responsible Index Fund, Class R6	32,656,537	34,239,831	—	—	(696,355)	66,200,013	173,106	842,127	881,844
US Large-Cap Value Responsible Index Fund, Class R6	25,624,129	2,257,259	—	—	(1,286,946)	26,594,442	543,454	1,713,805	777,388
US Mid-Cap Core Responsible Index Fund, Class R6	5,862,644	264,748	(2,041,527)	570,873	(708,674)	3,948,064	80,032	184,716	90,885
Total				$5,412,670	$(12,092,380)	$396,827,766	$5,305,275	$11,494,096

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$396,824,173	$ —	$ —	$396,824,173
Short-Term Investments	3,593	—	—	3,593
Total Investments	$396,827,766	$ —	$ —	$396,827,766
Liability Description
Futures Contracts	$(91,857)	$ —	$ —	$(91,857)
Total	$(91,857)	$ —	$ —	$(91,857)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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